UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Item 1.  Schedule of Investments

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 12.36%
Federal Farm Credit Bank
0.340%, due 05/18/16[1]	50,000,000	49,891,389
Federal Home Loan Bank
0.120%, due 10/30/15[1]	39,500,000	39,496,182
0.105%, due 11/24/15[1]	165,000,000	164,974,012
0.181%, due 12/04/15[1]	19,235,000	19,228,811
0.165%, due 12/14/15[1]	27,600,000	27,590,639
0.220%, due 01/06/16[1]	115,000,000	114,931,830
Federal Home Loan Mortgage Corp.*
0.170%, due 11/04/15[1]	27,000,000	26,995,665
US Treasury Note
0.375%, due 01/15/16	85,000,000	85,046,716
2.000%, due 04/30/16	50,000,000	50,510,984

Total US government and agency obligations (cost — $578,666,228)		578,666,228

Certificates of deposit — 19.77%
Banking-non-US — 13.21%
Canadian Imperial Bank of Commerce
0.414%, due 10/13/15[2]	30,000,000	30,009,456
Credit Agricole Corporate & Investment Bank
0.180%, due 10/08/15	33,000,000	33,000,000
Credit Suisse
0.243%, due 10/05/15[2]	35,000,000	35,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.300%, due 10/02/15	45,000,000	45,000,124
Mizuho Bank Ltd.
0.280%, due 10/20/15	30,000,000	30,000,000
0.310%, due 12/01/15	47,000,000	47,000,000
National Bank of Canada
0.304%, due 10/13/15[2]	50,000,000	50,000,000
Natixis
0.273%, due 10/05/15[2]	20,000,000	20,000,000
Norinchukin Bank Ltd.
0.190%, due 10/19/15	75,000,000	75,000,000
Rabobank Nederland NV
0.295%, due 10/13/15	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp.
0.140%, due 10/07/15	75,000,000	75,000,000
Svenska Handelsbanken AB
0.230%, due 10/26/15	8,000,000	8,000,028
0.270%, due 11/06/15	35,000,000	35,000,175
Swedbank AB
0.120%, due 10/01/15	110,000,000	110,000,000

		618,009,783

Banking-US — 6.56%
BMO Harris Bank N.A.
0.310%, due 10/08/15	37,000,000	37,000,000
Citibank N.A.
0.200%, due 10/08/15	45,000,000	45,000,000
0.290%, due 11/12/15	40,000,000	40,000,000
HSBC Bank USA N.A.
0.400%, due 12/07/15	45,000,000	45,000,000

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-US — (concluded)
JPMorgan Chase Bank N.A.
0.320%, due 10/28/15	40,000,000	40,000,000
State Street Bank & Trust Co.
0.220%, due 11/09/15	40,000,000	40,000,000
0.230%, due 11/09/15	60,000,000	60,000,000

		307,000,000

Total certificates of deposit (cost — $925,009,783)		925,009,783

Commercial paper[1] — 29.96%
Asset backed-miscellaneous — 19.30%
Albion Capital Corp.
0.260%, due 10/21/15	30,000,000	29,995,667
0.330%, due 11/16/15	34,300,000	34,285,537
Barton Capital Corp.
0.279%, due 10/16/15[2]	40,000,000	40,000,000
Cancara Asset Securitisation LLC
0.160%, due 10/13/15	5,000,000	4,999,733
Chariot Funding LLC
0.300%, due 11/09/15	25,000,000	24,991,875
Fairway Finance Corp.
0.240%, due 10/16/15	10,000,000	9,999,000
Gotham Funding Corp.
0.230%, due 10/14/15	25,000,000	24,997,923
0.200%, due 10/26/15	38,665,000	38,659,630
Jupiter Securitization Co. LLC
0.340%, due 12/02/15	20,000,000	19,988,289
0.500%, due 01/20/16	50,000,000	49,922,917
Liberty Street Funding LLC
0.250%, due 10/22/15	16,500,000	16,497,594
0.250%, due 10/26/15	3,000,000	2,999,479
0.440%, due 01/11/16	45,000,000	44,943,900
Manhattan Asset Funding Co. LLC
0.200%, due 10/14/15	40,000,000	39,997,111
0.180%, due 10/23/15	60,000,000	59,993,400
0.270%, due 11/10/15	20,000,000	19,994,000
Old Line Funding LLC
0.260%, due 11/05/15	35,000,000	34,991,153
0.400%, due 12/11/15	35,000,000	34,972,389
0.380%, due 01/15/16	55,000,000	54,938,461
Regency Markets No. 1 LLC
0.210%, due 10/13/15	45,000,000	44,996,850
0.250%, due 10/19/15	25,000,000	24,996,875
Thunder Bay Funding LLC
0.283%, due 10/13/15[2]	25,000,000	25,000,000
0.260%, due 11/06/15	52,000,000	51,986,480
Versailles Commercial Paper LLC
0.274%, due 10/21/15[2]	38,000,000	38,000,000
Victory Receivables Corp.
0.200%, due 10/02/15	35,000,000	34,999,805
0.180%, due 10/23/15	40,000,000	39,995,600
0.200%, due 10/27/15	56,000,000	55,991,911

		903,135,579

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Banking-non-US — 4.92%
Australia & New Zealand Banking Group Ltd.
0.296%, due 10/13/15[2]	47,000,000	47,000,000
Erste Abwicklungsanstalt
0.310%, due 01/05/16	25,000,000	24,979,333
National Australia Bank Ltd.
0.415%, due 01/08/16	45,000,000	44,948,644
Nordea Bank AB
0.315%, due 11/12/15	43,000,000	42,984,197
0.295%, due 11/17/15	30,000,000	29,988,446
Westpac Banking Corp.
0.323%, due 10/05/15[2]	40,000,000	40,000,000

		229,900,620

Finance-captive automotive — 0.96%
Toyota Motor Credit Corp.
0.230%, due 10/28/15	45,000,000	44,992,238

Finance-non-captive diversified — 0.96%
General Electric Capital Corp.
0.350%, due 10/02/15	45,000,000	44,999,563

Insurance-life — 2.21%
MetLife Short Term Funding LLC
0.200%, due 10/26/15	30,000,000	29,995,833
Prudential PLC
0.280%, due 12/03/15	73,500,000	73,463,985

		103,459,818

Technology-software — 1.61%
Microsoft Corp.
0.185%, due 10/29/15	75,400,000	75,389,151

Total commercial paper (cost — $1,401,876,969)		1,401,876,969

Short-term corporate obligations — 1.71%
Banking-non-US — 0.64%
Royal Bank of Canada
0.374%, due 10/07/15[2,3]	30,000,000	30,000,000

Banking-US — 1.07%
Wells Fargo Bank N.A.
0.461%, due 12/22/15[2]	50,000,000	50,000,000

Total short-term corporate obligations (cost — $80,000,000)		80,000,000

Non-US government agency — 0.85%
Export Development Canada
0.200%, due 10/01/15[2,3] (cost — $40,000,000)	40,000,000	40,000,000

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — 35.35%
Repurchase agreement dated 09/30/15 with BNP Paribas Securities Corp., 0.070% due 10/01/15, collateralized by $61 US Treasury Bill, zero coupon due 11/12/15, $2,300 US Treasury Bond, 5.250% due 11/15/28, $38,984,000 US Treasury Inflation Index Note, 1.375% due 07/15/18, $836,500 US Treasury Note, 0.500% due 02/28/17, $400 US Treasury Bonds Principal Strips, zero coupon due 11/15/15 to 05/15/18, $162,374 US Treasury Bonds Strips, zero coupon due 02/15/27 to 11/15/44 and $100 US Treasury Notes Principal Strip, zero coupon due 02/15/18; (value — $45,900,000); proceeds: $45,000,088	45,000,000	45,000,000
Repurchase agreement dated 09/30/15 with BNP Paribas Securities Corp., 0.090% due 10/01/15, collateralized by $5,099,000 Federal Farm Credit Bank, 0.190% due 05/22/17, $10,000 Federal Home Loan Bank obligations, 3.040% due 06/09/27 and $5,080,600 US Treasury Note, 1.000% due 08/15/18; (value — $10,200,095); proceeds: $10,000,025	10,000,000	10,000,000
Repurchase agreement dated 09/30/15 with Federal Reserve Bank of New York, 0.050% due 10/01/15, collateralized by $52,090,500 US Treasury Bond, 3.125% due 02/15/43 and $160,500,800 US Treasury Notes, 1.750% to 3.125% due 05/15/21 to 05/15/23; (value — $225,000,323); proceeds: $225,000,313	225,000,000	225,000,000
Repurchase agreement dated 09/24/15 with Federal Reserve Bank of New York, 0.070% due 10/01/15, collateralized by $68,833,200 US Treasury Bond, 3.875% due 08/15/40 and $204,129,300 US Treasury Notes, 1.250% to 3.625% due 11/30/18 to 11/15/23; (value — $300,004,137); proceeds: $300,004,083	300,000,000	300,000,000
Repurchase agreement dated 09/30/15 with Goldman Sachs & Co., 0.110% due 10/01/15, collateralized by $2,000 Federal National Mortgage Association obligations, 3.400% due 09/27/32, $33,973,600 US Treasury Bills, zero coupon due 10/22/15 to 12/03/15, $40,857,000 US Treasury Note, 2.500% due 05/15/24 and $3,417,000 Tennessee Valley Authority, 4.250% due 09/15/65; (value — $80,376,019); proceeds: $78,800,241	78,800,000	78,800,000

Repurchase agreement dated 09/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.110% due 10/01/15, collateralized by $15,376,000 Federal Farm Credit Bank, 0.570% due 10/03/16, $88,975,000 Federal Home Loan Bank obligations, zero coupon to 2.480% due 11/18/15 to 08/23/22, $46,221,000 Federal Home Loan Mortgage Corp. obligations, 0.750% to 1.250% due 10/14/16 to 10/02/19, $16,889,000 Federal National Mortgage Association obligations, 1.750% to 6.210% due 06/20/19 to 06/05/36 and $172,412,800 US Treasury Notes, 1.750% to 1.875% due 02/28/22 to 08/31/22; (value — $300,900,739); proceeds: $295,000,901

	295,000,000	295,000,000

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 09/30/15 with Mitsubishi UFJ Securities USA, Inc. 0.100% due 10/01/15, collateralized by $511,025,220 Federal Home Loan Mortgage Corp. obligations, 2.000% to 5.500% due 12/01/22 to 08/01/45, $1,109,077,709 Federal National Mortgage Association obligations, 2.000% to 5.500% due 03/01/16 to 04/01/45 and $408,537,063 Government National Mortgage Association obligations, 0.773% to 3.000% due 04/20/38 to 01/20/40; (value — $714,000,000); proceeds: $700,001,944	700,000,000	700,000,000
Repurchase agreement dated 09/30/15 with State Street Bank and Trust Co., 0.000% due 10/01/15, collateralized by $323,217 US Treasury Note, 1.875% due 06/30/20; (value — $332,156); proceeds: $325,000	325,000	325,000

Total repurchase agreements (cost — $1,654,125,000)		1,654,125,000

Total investments (cost — $4,679,677,980 which approximates cost for federal income tax purposes) — 100.00%		4,679,677,980
Other assets in excess of liabilities — 0.00%		123,863

Net assets (applicable to 4,679,730,236 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		4,679,801,843

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	578,666,228	—	578,666,228
Certificates of deposit	—	925,009,783	—	925,009,783
Commercial paper	—	1,401,876,969	—	1,401,876,969
Short-term corporate obligations	—	80,000,000	—	80,000,000
Non-US government agency	—	40,000,000	—	40,000,000
Repurchase agreements	—	1,654,125,000	—	1,654,125,000
Total	—	4,679,677,980	—	4,679,677,980

At September 30, 2015, there were no transfers between Level 1 and Level 2.

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — September 30, 2015 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	77.9
Japan	6.8
Sweden	4.8
Canada	3.2
Australia	2.8
United Kingdom	1.6
France	1.1
Switzerland	0.8
Netherlands	0.5
Germany	0.5

Total	100.0

Weighted average maturity — 30 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]

Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.50% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

UBS RMA Money Fund, Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 31.75%
Federal Farm Credit Bank
0.300%, due 05/10/16[1]	25,000,000	24,953,750
0.340%, due 05/18/16[1]	50,000,000	49,891,389
Federal Home Loan Bank
0.135%, due 10/22/15[1]	25,000,000	24,998,031
0.095%, due 11/09/15[1]	100,000,000	99,989,708
0.105%, due 11/24/15[1]	50,000,000	49,992,125
0.165%, due 12/14/15[1]	20,000,000	19,993,217
0.220%, due 01/06/16[1]	50,000,000	49,970,361
0.280%, due 03/01/16[1]	5,000,000	4,994,089
0.280%, due 04/15/16[1]	6,000,000	5,990,807
0.300%, due 05/25/16[1]	50,000,000	49,901,250
Federal National Mortgage Association*
0.165%, due 11/16/15[1]	50,000,000	49,989,458
US Treasury Bills
0.272%, due 01/07/16[1]	25,000,000	24,981,489
0.200%, due 02/25/16[1]	32,000,000	31,973,867

Total US government and agency obligations (cost — $487,619,541)		487,619,541

Repurchase agreements — 68.26%
Repurchase agreement dated 09/30/15 with Barclays Capital, Inc., 0.100% due 10/01/15, collateralized by $29,378,900 US Treasury Note, 0.625% due 09/30/17, $5,953,500 US Treasury Bonds Principal Strips, zero coupon due 11/15/40 to 08/15/45, $40,113,868 US Treasury Bonds Strips, zero coupon due 10/15/15 to 02/15/43 and $854,000 US Treasury Notes Principal Strips, zero coupon due 11/15/15 to 02/15/23; (value — $51,000,000); proceeds: $50,000,139	50,000,000	50,000,000
Repurchase agreement dated 09/30/15 with BNP Paribas Securities Corp., 0.070% due 10/01/15, collateralized by $7,038,100 US Treasury Bonds, 3.500% to 5.250% due 11/15/28 to 11/15/39, $104,500 US Treasury Inflation Index Bond, 3.625% due 04/15/28, $117,187,600 US Treasury Notes, 1.750% to 2.750% due 05/15/23 to 02/15/24, $900 US Treasury Bonds Principal Strips, zero coupon due 02/15/21 to 08/15/28 and $2,950,814 US Treasury Bonds Strips, zero coupon due 02/15/24 to 02/15/39; (value — $132,600,000); proceeds: $130,000,253	130,000,000	130,000,000
Repurchase agreement dated 09/30/15 with Goldman Sachs & Co., 0.110% due 10/01/15, collateralized by $37,951,200 US Treasury Note, 2.000% due 02/15/23; (value — $38,556,066); proceeds: $37,800,116	37,800,000	37,800,000
Repurchase agreement dated 09/29/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 10/06/15, collateralized by $204,063,700 US Treasury Note, 1.750% due 09/30/22; (value — $204,000,032); proceeds: $200,002,333	200,000,000	200,000,000
Repurchase agreement dated 09/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.110% due 10/01/15, collateralized by $4,700,000 Federal Home Loan Bank obligations, zero coupon due 11/02/15, $34,700,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 02/03/16 to 12/17/29 and $61,906,000 Federal National Mortgage Association obligations, zero coupon to 6.250% due 02/01/16 to 05/15/29; (value — $81,600,994); proceeds: $80,000,244	80,000,000	80,000,000

UBS RMA Money Fund, Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 09/30/15 with Mitsubishi UFJ Securities USA, Inc. 0.100% due 10/01/15, collateralized by $99,411,877 Federal Home Loan Mortgage Corp. obligations, 2.000% to 5.000% due 03/15/24 to 10/01/45, $266,097,230 Federal National Mortgage Association obligations, 2.000% to 6.000% due 10/01/24 to 05/01/45 and $151,402,496 Government National Mortgage Association obligations, 1.500% to 5.000% due 10/20/20 to 01/20/42; (value — $255,000,000); proceeds: $250,000,694	250,000,000	250,000,000
Repurchase agreement dated 09/30/15 with State Street Bank and Trust Co., 0.000% due 10/01/15, collateralized by $339,129 US Treasury Note, 1.875% due 06/30/20; (value — $348,508); proceeds: $341,000	341,000	341,000
Repurchase agreement dated 09/24/15 with Toronto-Dominion Bank, 0.070% due 10/01/15, collateralized by $109,070,462 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 12/01/25 to 09/01/45 and $336,318,961 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/25 to 09/01/45; (value — $306,000,000); proceeds: $300,004,083	300,000,000	300,000,000

Total repurchase agreements (cost — $1,048,141,000)		1,048,141,000

Total investments (cost — $1,535,760,541 which approximates cost for federal income tax purposes) — 100.01%		1,535,760,541

Liabilities in excess of other assets — (0.01)%		(229,796)
Net assets (applicable to 1,535,480,750 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		1,535,530,745

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	487,619,541	—	487,619,541
Repurchase agreements	—	1,048,141,000	—	1,048,141,000
Total	—	1,535,760,541	—	1,535,760,541

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 37 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase.

UBS RMA Money Fund, Inc.

UBS Retirement Money Fund

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 28.82%
Federal Home Loan Bank
0.135%, due 10/22/15[1]	10,000,000	9,999,213
0.185%, due 11/12/15[1]	10,500,000	10,497,734
0.105%, due 11/24/15[1]	5,000,000	4,999,213
0.070%, due 11/25/15[1]	50,000,000	49,994,653
0.070%, due 12/07/15[1]	20,500,000	20,497,329
0.120%, due 12/15/15[1]	20,000,000	19,995,000
Federal Home Loan Mortgage Corp.*
0.170%, due 11/04/15[1]	3,000,000	2,999,518
Federal National Mortgage Association
0.130%, due 12/09/15[1]	15,000,000	14,996,262
0.231%, due 03/21/16[1]	6,000,000	5,993,378
US Treasury Notes
0.375%, due 01/15/16	10,000,000	10,005,496
2.000%, due 04/30/16	4,000,000	4,040,879

Total US government and agency obligations (cost — $154,018,675)		154,018,675

Certificates of deposit — 23.39%
Banking-non-US — 15.72%
Canadian Imperial Bank of Commerce
0.060%, due 10/07/15	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank
0.180%, due 10/08/15	5,000,000	5,000,000
Credit Suisse
0.243%, due 10/05/15[2]	7,000,000	7,000,000
Mizuho Bank Ltd.
0.310%, due 12/01/15	10,000,000	10,000,000
Norinchukin Bank Ltd.
0.180%, due 10/26/15	5,000,000	5,000,000
0.190%, due 10/19/15	5,000,000	5,000,000
Rabobank Nederland NV
0.295%, due 10/13/15	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
0.140%, due 10/07/15	15,000,000	15,000,000
Svenska Handelsbanken AB
0.285%, due 12/29/15	17,000,000	17,000,000

		84,000,000

Banking-US — 7.67%
BMO Harris Bank N.A.
0.310%, due 10/08/15	5,000,000	5,000,000
Citibank N.A.
0.200%, due 10/01/15	5,000,000	5,000,000
0.290%, due 11/12/15	10,000,000	10,000,000
HSBC Bank USA N.A.
0.400%, due 12/07/15	10,000,000	10,000,000
JPMorgan Chase Bank N.A.
0.320%, due 10/28/15	6,000,000	6,000,000
State Street Bank & Trust Co.
0.220%, due 11/09/15	5,000,000	5,000,000

		41,000,000

Total certificates of deposit (cost — $125,000,000)		125,000,000

UBS RMA Money Fund, Inc.

UBS Retirement Money Fund

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — 40.40%
Asset backed-miscellaneous — 23.02%
Albion Capital Corp.
0.250%, due 10/20/15	10,000,000	9,998,681
Antalis S.A
0.230%, due 11/03/15	10,000,000	9,997,892
Atlantic Asset Securitization LLC
0.160%, due 10/02/15	10,000,000	9,999,956
0.160%, due 10/16/15	5,000,000	4,999,667
Barton Capital Corp.
0.279%, due 10/16/15[2]	5,000,000	5,000,000
Cancara Asset Securitisation LLC
0.200%, due 10/01/15	5,000,000	5,000,000
Gotham Funding Corp.
0.220%, due 10/14/15	11,000,000	10,999,126
0.200%, due 10/26/15	3,000,000	2,999,583
Jupiter Securitization Co. LLC
0.500%, due 01/20/16	3,000,000	2,995,375
Liberty Street Funding LLC
0.250%, due 10/26/15	5,000,000	4,999,132
LMA Americas LLC
0.020%, due 10/01/15	5,000,000	5,000,000
0.180%, due 10/26/15	14,000,000	13,998,250
Manhattan Asset Funding Co. LLC
0.150%, due 10/14/15	4,000,000	3,999,783
0.220%, due 10/19/15	2,000,000	1,999,780
0.270%, due 11/10/15	10,000,000	9,997,000
Old Line Funding LLC
0.400%, due 12/11/15	5,000,000	4,996,055
Thunder Bay Funding LLC
0.260%, due 11/12/15	5,000,000	4,998,483
Victory Receivables Corp.
0.200%, due 10/02/15	5,000,000	4,999,972
0.210%, due 10/13/15	6,000,000	5,999,580

		122,978,315

Banking-non-US — 10.48%
Australia & New Zealand Banking Group Ltd.
0.296%, due 10/13/15[2]	4,000,000	4,000,000
BNP Paribas Finance, Inc.
0.230%, due 11/30/15	5,000,000	4,998,083
Caisse Centrale Desjardins
0.275%, due 11/02/15	5,000,000	4,998,778
0.180%, due 11/12/15	10,000,000	9,997,900
Credit Agricole Corporate & Investment Bank
0.060%, due 10/01/15	3,000,000	3,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.200%, due 10/29/15	15,000,000	14,997,667
National Australia Bank Ltd.
0.415%, due 01/08/16	5,000,000	4,994,294
Nordea Bank AB
0.295%, due 11/17/15	5,000,000	4,998,074
Societe Generale
0.050%, due 10/01/15	4,000,000	4,000,000

		55,984,796

UBS RMA Money Fund, Inc.

UBS Retirement Money Fund

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Finance-non-captive diversified — 1.12%
General Electric Capital Corp.
0.350%, due 10/02/15	6,000,000	5,999,942

Insurance-life — 3.93%
Prudential Funding LLC
0.080%, due 10/07/15	5,000,000	4,999,933
Prudential PLC
0.280%, due 12/03/15	4,000,000	3,998,040
0.290%, due 12/10/15	12,000,000	11,993,233

		20,991,206

Insurance-personal & casualty — 1.85%
USAA Capital Corp.
0.110%, due 11/02/15	9,892,000	9,891,033

Total commercial paper (cost — $215,845,292)		215,845,292

Repurchase agreements — 7.42%
Repurchase agreement dated 09/30/15 with Goldman Sachs & Co., 0.110% due 10/01/15, collateralized by $37,801,600 US Treasury Notes, 2.000% to 3.500% due 05/15/20 to 02/15/23; (value — $39,882,003); proceeds: $39,100,119	39,100,000	39,100,000
Repurchase agreement dated 09/30/15 with State Street Bank and Trust Co., 0.000% due 10/01/15, collateralized by $536,043 US Treasury Note, 1.875% due 06/30/20; (value —$550,867); proceeds: $539,000	539,000	539,000

Total repurchase agreements (cost — $39,639,000)		39,639,000

Total investments (cost — $534,502,967 which approximates cost for federal income tax purposes) — 100.03%		534,502,967

Liabilities in excess of other assets — (0.03)%		(135,028)
Net assets (applicable to 534,355,263 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		534,367,939

UBS RMA Money Fund, Inc.

UBS Retirement Money Fund

Schedule of investments — September 30, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	154,018,675	—	154,018,675
Certificates of deposit	—	125,000,000	—	125,000,000
Commercial paper	—	215,845,292	—	215,845,292
Repurchase agreements	—	39,639,000	—	39,639,000
Total	—	534,502,967	—	534,502,967

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	73.8
Japan	9.3
Canada	4.7
Sweden	4.1
France	3.2
Netherlands	1.9
Australia	1.7
Switzerland	1.3

Total	100.0

Weighted average maturity — 41 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]

Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

UBS RMA Money Fund, Inc.

Valuation of investments

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy had been included near the end of each Fund’s Schedule of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated June 30, 2015.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 30, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: November 30, 2015